Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) $ in Thousands	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract
Derivatives, Fair Value [Line Items]
Total derivatives, Notional amount	$ 141,966	$ 152,604
Total derivatives, Number of contracts | Contract	186	154
Total derivatives	$ 104,221	$ 75,717
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	$ 34,304	$ 27,230
Total asset derivatives, Number of contracts | Contract	92	77
Total asset derivatives, Fair value, net	$ 112,158	$ 83,757
Asset derivatives, Gross asset	112,303	83,765
Asset derivatives, Gross liability	(145)	(8)
Total liability derivatives, Notional amount	$ 107,662	$ 125,374
Total liability derivatives, Number of contracts | Contract	94	77
Total liability derivatives, Fair value, net	$ (7,937)	$ (8,040)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(7,937)	(8,040)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Guaranteed accumulation benefits
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	66,584	87,221
Total liability derivatives, Fair value, net	(5,710)	(6,769)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(5,710)	(6,769)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Withdrawal benefit
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	19,083	20,774
Total liability derivatives, Fair value, net	(302)	(668)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(302)	(668)
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	18,800	22,100
Total asset derivatives, Fair value, net	311	329
Asset derivatives, Gross asset	$ 311	$ 329
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Options | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Number of contracts | Contract	92	77
Total asset derivatives, Fair value, net	$ 1,846	$ 592
Asset derivatives, Gross asset	$ 1,846	$ 592
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Options | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Number of contracts | Contract	94	77
Total liability derivatives, Fair value, net	$ (760)	$ (140)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(760)	(140)
Derivatives not designated as accounting hedging instruments | Foreign currency forward | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	15,504	5,130
Total asset derivatives, Fair value, net	423	62
Asset derivatives, Gross asset	568	70
Asset derivatives, Gross liability	(145)	(8)
Derivatives not designated as accounting hedging instruments | Structured settlement annuities | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Fair value, net	109,578	82,774
Asset derivatives, Gross asset	109,578	82,774
Derivatives not designated as accounting hedging instruments | Equity-indexed options in life product contracts | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	21,995	17,379
Total liability derivatives, Fair value, net	(1,165)	(463)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	$ (1,165)	$ (463)